Share-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Award Activity

A summary of the employee equity award activity under the 2019 Plan is stated below:

	Number of options	Weighted- average exercise price JPY	Weighted- average remaining contractual term Years	Aggregate intrinsic Value JPY
Outstanding, April 30, 2024	1,020,000	2.00	4.8	121.4
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, April 30, 2025	1,020,000	2.00	3.8	52.5
Vested at April 30, 2025	1,020,000	2.00	3.8	52.5
Exercisable at April 30, 2025	1,020,000	2.00	3.8	52.5

	Number of options	Weighted- average exercise price JPY	Weighted- average remaining contractual term Years	Aggregate intrinsic Value JPY
Outstanding, April 30, 2025	1,020,000	2.00	3.8	52.5
Granted	-	-	-	-
Forfeited	(1,020,000)	2.00	-	-
Outstanding, April 30, 2026	-	2.00	2.8	251.2
Vested at April 30, 2026	-	2.00	2.8	251.2
Exercisable at April 30, 2026	-	2.00	2.8	251.2

	Number of options	Weighted- average exercise price USD	Weighted- average remaining contractual term Years	Aggregate intrinsic Value USD
Outstanding, April 30, 2025	1,020,000	0.01	3.8	0.3
Granted	-	-	-	-
Forfeited	(1,020,000)	0.01	-	-
Outstanding, April 30, 2026	-	0.01	2.8	1.6
Vested at April 30, 2026	-	0.01	2.8	1.6
Exercisable at April 30, 2026	-	0.01	2.8	1.6

A summary of the employee equity award activity under the 2019 Trust-Type Plan is stated below:

	Number of options	Weighted- average exercise price JPY	Weighted- average remaining contractual term Years	Aggregate intrinsic Value JPY
Outstanding, April 30, 2024	1,960,000	50	5.2	73.4
Granted	-	-	-	-
Forfeited	(1,960,000)	50	-	-
Exercised	-	-	-	-
Outstanding, April 30, 2025	-	-	-	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, April 30, 2026	-	-	-	-